Related party transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1,677,373	$ 668,702
Consultant fees
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	930,235	668,702
Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Payables to related parties	113,544	0
Total remuneration
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 264,962	187,313
Airvolution Co. Limited | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person	Dr. Michael Adams
Amounts payable, related party transactions	$ 299,831	225,002
Keith Liddell | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Amounts payable, related party transactions	$ 0	241,470
Keith Liddell | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Amounts payable, related party transactions	$ 358,656	0
NewVision Metals PTE. Limited | Consultant fees
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Amounts payable, related party transactions	$ 271,748	202,230
Dr Michael Adams | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related Person	Dr Michael Adams
Amounts payable, related party transactions	$ 393,479	0
Gerick Mouton | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Amounts payable, related party transactions	$ 353,659	0
Simon Liddell | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Payables to related parties	98,440	0
Simon Liddell | Total remuneration
Disclosure of transactions between related parties [line items]
Payables to related parties	175,853	122,322
Jonathan Adams | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Payables to related parties	15,104	0
Jonathan Adams | Total remuneration
Disclosure of transactions between related parties [line items]
Payables to related parties	89,109	64,991
EJMY Consulting | Fair value of stock options granted
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 747,138	$ 0